PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

11.	PROPERTY, PLANT AND EQUIPMENT

Description of Consolidated fixed assets as of December 31, 2025 and 2024, respectively:

									Consolidated
	Ref.	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress (*)	Right of use	Other (**)	Total
Balance at December 31, 2023		525,307	4,532,319	17,419,522	45,917	4,425,130	674,786	304,477	27,927,458
Cost		525,307	9,110,694	39,597,174	297,916	4,425,130	1,126,977	860,818	55,944,016
Accumulated depreciation			(4,578,375)	(22,177,652)	(251,999)		(452,191)	(556,341)	(28,016,558)
Balance at December 31, 2023		525,307	4,532,319	17,419,522	45,917	4,425,130	674,786	304,477	27,927,458
Effect of foreign exchange differences		9,943	14,711	209,148	2,991	(93,527)	14,627	916	158,809
Acquisitions		1,105	19,464	147,439	9,562	5,313,404	14,117	32,533	5,537,624
Capitalized interest	30					206,764			206,764
Write-offs	29			(22,978)	(19)	(37,463)	(855)	(204)	(61,519)
Depreciation	28		(290,195)	(2,981,703)	(11,689)		(231,394)	(54,260)	(3,569,241)
Transfers to other asset categories		57,087	464,518	3,197,335	58,293	(3,839,459)		62,226
Transfer between groups - intangible assets and investment property		(726)				(73,625)		(838)	(75,189)
Right of use - Remeasurement							285,533		285,533
Others			31,695	303		(19,888)		3,674	15,784
Balance at December 31, 2024		592,716	4,772,512	17,969,066	105,055	5,881,336	756,814	348,524	30,426,023
Cost		592,716	9,664,220	43,110,825	372,094	5,881,336	1,269,089	922,119	61,812,399
Accumulated depreciation			(4,891,708)	(25,141,759)	(267,039)		(512,275)	(573,595)	(31,386,376)
Balance at December 31, 2024		592,716	4,772,512	17,969,066	105,055	5,881,336	756,814	348,524	30,426,023
Effect of foreign exchange differences		8,772	(1,184)	(5,886)	(2,682)	14,549	(4,027)	(3,788)	5,754
Acquisitions		11,171	36,813	379,302	11,464	5,296,362	72,305	197,808	6,005,225
Capitalized interest	30					403,302			403,302
Write-offs	29		(6,141)	(69,999)	(16)	(14,714)	(10,707)	(903)	(102,480)
Depreciation	28		(347,648)	(3,184,112)	(19,799)		(283,840)	(120,756)	(3,956,155)
Transfers to other asset categories		6,952	274,578	3,308,081	(4,646)	(3,589,738)		4,773
Transfer between groups - intangible assets, investment property and inventory (1)				(34,100)		(45,190)		(34,122)	(113,412)
Right of use - Remeasurement							244,543		244,543
Acquisition of stakes in subsidiaries	3	9,414	144,879	94,773	1,676	1,550	183,929	582,251	1,018,472
Others				(207)				(11,895)	(12,102)
Balance at December 31, 2025		629,025	4,873,809	18,456,918	91,052	7,947,457	959,016	961,892	33,919,169
Cost		629,025	10,287,766	43,130,128	385,341	7,947,457	1,711,164	1,923,505	66,014,386
Accumulated depreciation			(5,413,957)	(24,673,210)	(294,289)		(752,148)	(961,613)	(32,095,217)
Balance at December 31, 2025		629,025	4,873,809	18,456,918	91,052	7,947,457	959,016	961,892	33,919,169
(*)	Highlights of project advancements include: (i) business expansion, mainly port expansion in Itaguaí and Casa de Pedra, Itabirito project and tailings recovery (ii) new integrated cement plant projects and (iii) comprehensive overhaul of blast furnace and coke batteries at Presidente Vargas Steel Mill.
(**)	Refer substantially to assets classified as vehicles and hardware.

(1)	Transfer to stock refers to the allocation of decommissioned or replaced vehicle assets. These assets are subsequently made available for sale by the companies Tora Seminovos Comércio de Veículos Ltda and Seminovos Lokamig Ltda, in line with the company's main commercial activities, which is the resale of used vehicles.

The estimated average useful lives are as follows (in years):

		Consolidated
	12/31/2025	12/31/2024
Buildings and Infrastructure	32	33
Machinery, equipment and facilities	17	17
Furniture and fixtures	10	10
Others	11	10

Property, plant and equipment are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or cash-generating unit may not be recoverable. For the year ended December 31, 2025, management assessed such indicators and concluded that no impairment loss was recognized.

(i)	Right of Use

Below are the changes in the right of use:

						Consolidated
	Ref.	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Others	Total
Balance at December 31, 2023		512,923	86,057	54,149	21,657	674,786
Cost		629,004	143,926	254,640	99,407	1,126,977
Accumulated depreciation		(116,081)	(57,869)	(200,491)	(77,750)	(452,191)
Balance at December 31, 2023		512,923	86,057	54,149	21,657	674,786
Effect of foreign exchange differences			9,939	2,209	2,479	14,627
Addition		4,272		6,549	3,296	14,117
Remeasurement		58,103	3,627	202,990	20,813	285,533
Depreciation		(38,290)	(16,511)	(150,430)	(26,163)	(231,394)
Write-offs				(855)		(855)
Balance at December 31, 2024		537,008	83,112	114,612	22,082	756,814
Cost		655,481	150,311	360,925	102,372	1,269,089
Accumulated depreciation		(118,473)	(67,199)	(246,313)	(80,290)	(512,275)
Balance at December 31, 2024		537,008	83,112	114,612	22,082	756,814
Effect of foreign exchange differences			(4,622)	758	(163)	(4,027)
Acquisition of stakes in subsidiaries	3	183,929				183,929
Addition		5,906	1,826	61,968	2,605	72,305
Remeasurement		63,305	1,715	138,824	40,699	244,543
Depreciation		(63,113)	(17,914)	(175,799)	(27,014)	(283,840)
Write-offs		(680)		(10,028)		(10,708)
Balance at December 31, 2025		726,355	64,117	130,335	38,209	959,016
Cost		996,234	143,181	431,606	140,143	1,711,164
Accumulated depreciation		(269,879)	(79,064)	(301,271)	(101,934)	(752,148)
Balance at December 31, 2025		726,355	64,117	130,335	38,209	959,016

Accounting Policy

Property, plant and equipment are recorded at acquisition, formation, or construction cost less depreciation or accumulated depletion and impairment. Depreciation is calculated using the linear method based on the remaining useful life of the assets or the contract term, whichever is shorter. The exhaustion of mines is calculated based on the quantity of ore extracted and lands are not depreciated since they are considered to have an indefinite useful life. Other expenses are posted to the expense account when incurred.

•	Capitalized Interest

Borrowing costs directly attributable to the acquisition, construction, and/or production of qualifying assets are capitalized as part of the asset cost when it is probable that they will result in future economic benefits and when they are ready to perform their functions according to the Company's intended purpose.

•	Costs of Development of New Ore Deposits

Costs for the development of new ore deposits, or for the expansion of the capacity of mines in operation are capitalized and amortized using the produced (extracted) units’ method based on probable and proven quantities of ore.

•	Expenses with Exploration

Exploration expenses are recognized as expenses until the viability of the mining activity is established after this period, subsequent costs are capitalized.

•	Overburden Removal Expenses

Expenses incurred during the mine development phase, before the production phase, are recorded as part of the depreciable development costs. Subsequently, these costs are amortized during the mine's useful life based on probable and proven reserves.

•	Overburden Costs

The overburden costs incurred in the production phase are added to the inventory value, except when a specific extraction campaign is carried out to access deeper deposits of the ore body. In this case, costs are capitalized and classified in non-current assets and are amortized over the life of mine.